Trade and Other Receivables (Tables)	12 Months Ended
Jan. 31, 2022
Text block [abstract]
Summary on Trade and Other Receivables	The Company’s trade and other receivables were as follows, as at:

	January 31, 2022	January 31, 2021

Trade receivables	$340.5	$253.5
Allowance for doubtful accounts	(4.4)	(4.2)
	336.1	249.3
Sales tax and other government receivables	118.0	56.4
Other	11.6	5.8
Total trade and other receivables	$465.7	$311.5